Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.3%
AerSale Corp.* 28,508 $ 427,905
Air Freight & Logistics - 1.2%
Hub Group, Inc. - Class A* 18,236 1,643,611
Radiant Logistics, Inc.* 26,483 203,919
1,847,530
Automobile Components - 0.7%
LCI Industries 3,381 460,729
Patrick Industries, Inc. 2,982 258,092
XPEL, Inc.* 3,690 299,739
1,018,560
Automobiles - 0.2%
Winnebago Industries, Inc. 4,083 280,910
Banks - 6.0%
Amalgamated Financial Corp. 10,057 200,738
Bancorp, Inc. (The)* 17,944 680,078
Bridgewater Bancshares, Inc.* 9,169 98,200
Business First Bancshares, Inc. 8,313 170,001
Capstar Financial Holdings, Inc. 6,906 102,761
Coastal Financial Corp.* 4,356 196,760
CrossFirst Bankshares, Inc.* 15,953 186,171
Customers Bancorp, Inc.* 10,253 430,421
Dime Community Bancshares, Inc. 12,741 285,398
Enterprise Financial Services Corp. 12,244 502,004
Esquire Financial Holdings, Inc. 2,686 134,152
Fidelity D&D Bancorp, Inc.
#
1,858 94,275
First Bank 6,442 80,525
First Foundation, Inc. 18,522 135,396
Five Star Bancorp 5,664 139,788
Independent Bank Corp. 6,938 143,339
John Marshall Bancorp, Inc. 4,635 88,065
Metropolitan Bank Holding Corp.* 3,679 166,622
Midland States Bancorp, Inc. 7,227 169,329
Northeast Bank 2,743 130,676
Northeast Community Bancorp, Inc. 4,952 80,173
Norwood Financial Corp.
#
2,664 84,848
Old Second Bancorp, Inc. 14,659 234,397
Orange County Bancorp, Inc.
#
1,852 83,414
Origin Bancorp, Inc. 10,102 329,325
Parke Bancorp, Inc. 3,920 77,773
Pathward Financial, Inc. 8,835 459,067
Plumas Bancorp 1,927 69,719
ServisFirst Bancshares, Inc. 17,823 1,063,677
SmartFinancial, Inc. 5,579 140,144
Southern States Bancshares, Inc.
#
2,866 72,080
Stock Yards Bancorp, Inc. 9,629 460,362
Summit Financial Group, Inc. 4,814 108,604
Triumph Financial, Inc.* 7,659 543,100
UMB Financial Corp. 15,922 1,130,462
Unity Bancorp, Inc. 3,303 87,596
9,159,440
Beverages - 0.6%
Coca-Cola Consolidated, Inc. 1,026 649,878

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Beverages - (continued)
MGP Ingredients, Inc. 2,693 $ 307,029
956,907
Biotechnology - 2.4%
Catalyst Pharmaceuticals, Inc.* 163,277 2,258,121
Point Biopharma Global, Inc.* 162,684 1,454,395
3,712,516
Building Products - 1.6%
CSW Industrials, Inc. 8,634 1,558,869
Insteel Industries, Inc. 10,819 348,913
Quanex Building Products Corp. 18,494 520,421
2,428,203
Capital Markets - 2.8%
Bridge Investment Group Holdings, Inc. - Class A 10,740 134,357
Focus Financial Partners, Inc. - Class A* 21,659 1,133,416
Hamilton Lane, Inc. - Class A 12,663 1,119,789
Open Lending Corp. - Class A* 39,624 447,355
PJT Partners, Inc. - Class A 8,139 645,504
Silvercrest Asset Management Group, Inc. - Class A 3,107 64,750
Victory Capital Holdings, Inc. - Class A 21,949 727,829
4,273,000
Chemicals - 1.2%
Hawkins, Inc. 23,433 1,095,493
Origin Materials, Inc.
#
,* 159,807 715,935
1,811,428
Commercial Services & Supplies - 2.0%
Driven Brands Holdings, Inc.* 93,234 2,411,963
Heritage-Crystal Clean, Inc.* 13,552 624,341
3,036,304
Communications Equipment - 0.3%
Clearfield, Inc.
#
,* 10,916 510,214
Construction & Engineering - 1.6%
Ameresco, Inc. - Class A* 18,989 1,105,349
MYR Group, Inc.* 9,296 1,325,238
2,430,587
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos., Inc. - Class A 70,256 1,526,663
Ingles Markets, Inc. - Class A 1,763 149,502
1,676,165
Diversified REITs - 0.2%
Alpine Income Property Trust, Inc. 1,157 19,657
Essential Properties Realty Trust, Inc. 12,282 301,523
321,180
Electrical Equipment - 3.0%
Encore Wire Corp. 9,776 1,668,666
Preformed Line Products Co. 2,757 478,367
Shoals Technologies Group, Inc. - Class A* 94,494 2,453,064
4,600,097
Electronic Equipment, Instruments & Components - 5.7%
Badger Meter, Inc. 20,976 3,453,489
ePlus, Inc.* 19,202 1,082,033
Fabrinet* 25,977 3,211,796
Napco Security Technologies, Inc. 26,319 986,436
8,733,754

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Energy Equipment & Services - 0.4%
Atlas Energy Solutions, Inc. - Class A
#
17,330 $ 342,267
ProFrac Holding Corp. - Class A
#
,* 16,600 213,642
555,909
Entertainment - 0.5%
Sciplay Corp. - Class A* 14,495 284,102
Vivid Seats, Inc. - Class A* 53,018 441,640
725,742
Financial Services - 1.0%
International Money Express, Inc.* 11,950 289,548
Merchants Bancorp 14,188 448,483
NMI Holdings, Inc. - Class A* 27,328 729,931
1,467,962
Ground Transportation - 1.3%
ArcBest Corp. 13,325 1,549,964
Universal Logistics Holdings, Inc. 14,632 454,909
2,004,873
Health Care Equipment & Supplies - 4.9%
iRadimed Corp. 19,391 851,847
STAAR Surgical Co.* 68,619 3,758,263
UFP Technologies, Inc.* 11,718 2,281,084
Zynex, Inc.* 56,437 550,825
7,442,019
Health Care Providers & Services - 7.9%
AdaptHealth Corp. - Class A* 206,391 2,835,812
Cross Country Healthcare, Inc.* 55,306 1,426,895
DocGo, Inc.* 159,269 1,336,267
Fulgent Genetics, Inc.* 45,714 1,775,074
Joint Corp. (The)* 22,598 305,073
Progyny, Inc.* 106,842 4,461,722
12,140,843
Hotels, Restaurants & Leisure - 0.1%
ONE Group Hospitality, Inc. (The)* 4,254 31,352
Xponential Fitness, Inc. - Class A* 4,401 92,949
124,301
Household Durables - 2.2%
Cavco Industries, Inc.* 1,156 341,771
Century Communities, Inc. 4,276 330,193
Dream Finders Homes, Inc. - Class A
#
,* 4,397 112,123
Green Brick Partners, Inc.* 6,076 343,416
Installed Building Products, Inc. 3,794 561,588
KB Home 11,013 594,372
Legacy Housing Corp.* 3,258 77,280
Lovesac Co. (The)* 2,030 59,438
M/I Homes, Inc.* 3,715 371,500
MDC Holdings, Inc. 9,764 500,698
3,292,379
Industrial REITs - 0.2%
Innovative Industrial Properties, Inc. 2,311 183,100
Plymouth Industrial REIT, Inc. 3,552 80,879
263,979
Insurance - 1.2%
F&G Annuities & Life, Inc. 41,508 1,087,510
Hagerty, Inc. - Class A
#
,* 27,700 244,591

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - (continued)
Palomar Holdings, Inc.* 8,159 $ 494,109
1,826,210
Interactive Media & Services - 2.4%
Cargurus, Inc. - Class A* 66,276 1,501,814
Shutterstock, Inc. 24,599 1,265,619
ZipRecruiter, Inc. - Class A* 50,812 941,038
3,708,471
IT Services - 3.1%
DigitalOcean Holdings, Inc.
#
,* 63,563 3,147,640
Perficient, Inc.* 24,933 1,590,476
4,738,116
Leisure Products - 0.2%
AMMO, Inc.
#
,* 15,740 32,739
Malibu Boats, Inc. - Class A* 2,756 165,222
MasterCraft Boat Holdings, Inc.* 2,338 71,660
269,621
Life Sciences Tools & Services - 1.5%
Maravai LifeSciences Holdings, Inc. - Class A* 203,006 2,295,998
Machinery - 4.5%
Franklin Electric Co., Inc. 25,701 2,539,773
Kadant, Inc. 6,512 1,451,199
Mueller Industries, Inc. 31,715 2,570,818
Velo3D, Inc.
#
,* 107,023 245,083
6,806,873
Marine Transportation - 1.4%
Eagle Bulk Shipping, Inc.
#
7,630 352,430
Matson, Inc. 19,953 1,864,807
2,217,237
Media - 0.4%
PubMatic, Inc. - Class A* 29,128 582,269
Metals & Mining - 6.3%
Alpha Metallurgical Resources, Inc. 16,146 2,796,810
MP Materials Corp.* 192,144 4,582,634
Ramaco Resources, Inc. - Class A
#
49,603 456,348
Ramaco Resources, Inc. - Class B
#
,* 9,909 141,005
Ryerson Holding Corp. 39,897 1,695,224
9,672,021
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AFC Gamma, Inc. 6,733 93,050
Chicago Atlantic Real Estate Finance, Inc. 5,946 90,617
183,667
Oil, Gas & Consumable Fuels - 2.1%
Ardmore Shipping Corp. 13,101 184,462
Callon Petroleum Co.* 18,754 704,400
Crescent Energy Co. - Class A
#
14,664 174,062
Earthstone Energy, Inc. - Class A* 32,206 514,652
Evolution Petroleum Corp. 10,086 94,203
HighPeak Energy, Inc.
#
34,322 519,978
VAALCO Energy, Inc. 32,380 144,091
Viper Energy Partners LP 21,841 592,328
Vitesse Energy, Inc. 8,729 219,884
3,148,060

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Personal Care Products - 0.4%
Beauty Health Co. (The)* 16,246 $ 134,679
Medifast, Inc. 1,331 135,616
Olaplex Holdings, Inc.* 80,120 288,432
558,727
Pharmaceuticals - 2.9%
Amphastar Pharmaceuticals, Inc.* 74,284 4,508,296
Professional Services - 2.4%
CBIZ, Inc.* 27,894 1,475,313
CRA International, Inc. 3,911 391,452
Heidrick & Struggles International, Inc. 11,147 303,979
Korn Ferry 29,166 1,536,465
3,707,209
Semiconductors & Semiconductor Equipment - 10.8%
ACM Research, Inc. - Class A* 39,271 514,450
Allegro MicroSystems, Inc.* 101,227 5,224,326
Alpha & Omega Semiconductor Ltd.* 19,673 646,848
Amkor Technology, Inc. 160,668 4,673,832
Diodes, Inc.* 32,719 3,091,618
Navitas Semiconductor Corp. - Class A* 115,149 1,218,277
Photronics, Inc.* 44,727 1,183,029
16,552,380
Software - 0.6%
CoreCard Corp.* 6,085 146,223
Digital Turbine, Inc.* 71,581 775,938
922,161
Specialized REITs - 0.2%
PotlatchDeltic Corp. 6,589 353,368
Specialty Retail - 2.0%
Arhaus, Inc. - Class A
#
,* 7,070 81,022
Arko Corp. 16,068 134,007
Boot Barn Holdings, Inc.* 3,994 375,037
Group 1 Automotive, Inc. 1,886 487,588
Hibbett, Inc. 1,706 79,158
Leslie's, Inc.* 24,505 156,097
MarineMax, Inc.* 2,915 117,562
OneWater Marine, Inc. - Class A* 1,915 72,100
Penske Automotive Group, Inc.
#
9,210 1,486,678
Revolve Group, Inc. - Class A* 5,449 107,454
3,096,703
Textiles, Apparel & Luxury Goods - 1.2%
Figs, Inc. - Class A* 245,483 1,806,755
Trading Companies & Distributors - 6.9%
BlueLinx Holdings, Inc.* 5,051 476,006
Boise Cascade Co. 22,030 2,279,885
Core & Main, Inc. - Class A* 92,263 2,916,434
Custom Truck One Source, Inc.
#
,* 136,972 947,846
GMS, Inc.* 22,983 1,693,617
Hudson Technologies, Inc.* 25,232 229,359
Rush Enterprises, Inc. - Class A 30,977 2,003,592
10,546,739
Total Common Stocks (cost $141,480,758) 152,743,588

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, Institutional Class, 5.2769%
∞
(cost $37,155) 37,151 $ 37,155
Investments Purchased with Cash Collateral from Securities Lending - 2.4%
Investment Companies - 1.9%
Janus Henderson Cash Collateral Fund LLC, 5.1925%
£,∞
2,965,525 2,965,525
Time Deposits - 0.5%
Royal Bank of Canada, 5.3100%, 8/1/23 $ 741,381 741,381
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $3,706,906) 3,706,906
Total Investments (total cost $145,224,819 ) - 102.4% 156,487,649
Liabilities, net of Cash, Receivables and Other Assets - (2.4%) (3,722,063)
Net Assets - 100.0% $152,765,586
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 153,091,391 97.8%
Thailand 3,211,796 2.1
Ireland 184,462 0.1
Total $ 156,487,649 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/23
Investments Purchased with Cash Collateral from Securities Lending - 2.4%
Investment Companies - 1.9%
Janus Henderson Cash Collateral Fund LLC, 5.1925%
∞
$ 52,586
Δ
$ – $ – $ 2,965,525
Market Value
at 10/31/22 Purchases Sales
Market Value
at 7/31/23
Investments Purchased with Cash Collateral from Securities Lending - 2.4%
Investment Companies - 1.9%
Janus Henderson Cash Collateral Fund LLC, 5.1925%
∞
$ 1,753,591 $ 50,610,730 $ (49,398,796) $ 2,965,525

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2023

LLC Limited Liability Company
LP Limited Partnership
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at July 31, 2023.
∞ Rate shown is the 7-day yield as of July 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 152,743,588 $ — $ —
Investment Companies 37,155 — —
Investments Purchased with Cash Collateral from Securities
Lending — 3,706,906 —
Total Assets $ 152,780,743 $ 3,706,906 $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70327 09-23